Business combination	6 Months Ended
Jun. 30, 2024
Business combination
Business combination

Note 9

Business combination

The business combination with Eneti, for which the closing date of acquisition was 19 December 2023, and how the Group accounted for the transaction is addressed in Note 6 to the consolidated financial statements in Annual Report 2023. Adjustments may be applied to these amounts for a period of up to twelve months from the acquisition date in accordance with IFRS 3 (revised).

As of the reporting date, no changes have been identified to the estimates and recognition since the release of Annual Report 2023.